INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The following table presents income tax (benefit) expense by selected jurisdiction for each of the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Current tax (benefit) expense:	(U.S. Dollars in thousands)
Ireland	$1,133	$720	$262
U.S.	(32,570)	(17,422)	2,706
Foreign - excluding the U.S. and Ireland	32,422	26,537	15,860
	$985	$9,835	$18,828
Deferred tax (benefit) expense:
Ireland	$(115)	$354	$185
U.S.	(12,900)	(990)	(298)
Foreign - excluding the U.S. and Ireland	(22,029)	(22,532)	(585)
	$(35,044)	$(23,168)	$(698)
	$(34,059)	$(13,333)	$18,130
Income (loss) before income taxes and equity earnings consisted of the following:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Ireland	$537	$(5,904)	$2,852
U.S.	(86,269)	(66,440)	7,615
Foreign - excluding the U.S. and Ireland	156,637	27,792	48,636
	$70,905	$(44,552)	$59,103
The differences between the reported income tax (benefit) expense and income tax expense (benefit) computed at the Irish statutory income tax rate of 12.5%, the income tax rate of the Company’s country of domicile, for the years ended December 31, 2022, December 31, 2021 and December 31, 2020, are explained in the following reconciliation:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
(Benefit) expense computed at the Irish statutory rate of 12.5%	$8,863	$(5,569)	$7,388
Effects of:
Foreign income taxed at different rates	373	5,258	8,247
Change in valuation allowances	5,183	966	2,824
Expenses not deductible for income tax purposes	2,670	4,497	1,467
Income not taxable	(4,238)	—	—
Interest expense not deductible for income tax purposes	1,365	—	—
Changes in unrecognized tax benefits, net of indirect benefits	(37,763)	(18,263)	(648)
Recognition of deferred tax assets in respect of prior periods	(4,523)	—	—
Changes in estimates made in respect of prior periods	(6,010)	(63)	(678)
Other items	21	(159)	(470)
Income tax (benefit) expense	$(34,059)	$(13,333)	$18,130
Deferred tax benefit (expense) recognized directly in other comprehensive income (loss) was as follows:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Pension and postretirement benefits	$(4,847)	$(555)	$2,584
Hedge accounting	1,847	(363)	—
Interest rate swaps	(12,445)	(2,445)	—
Equity method investments	(138)	(832)	—
Total deferred tax benefit (expense) recognized in other comprehensive income (loss)	$(15,583)	$(4,195)	$2,584
The following table provides details of the principal components of our deferred tax assets and liabilities as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021

Deferred tax assets:	(U.S. Dollars in thousands)
Other intangible assets	$2,111	$2,739
Property, plant and equipment	39,808	26,724
Operating lease right-of-use assets	56,443	44,626
Accounts payable and accrued liabilities	26,380	35,570
Pension and postretirement benefits	38,646	29,364
Operating loss carry-forwards	119,477	113,913
Tax credit carry-forwards	11,074	9,021
Investments in unconsolidated affiliates	1,490	1,248
Other	21,820	11,976
Total deferred tax assets	317,249	275,181
Valuation allowances	(96,184)	(93,205)
Offset against deferred tax liabilities	(156,953)	(135,605)
Total deferred tax assets, net	$64,112	$46,371
Deferred tax liabilities:
Other intangible assets	$19,445	$20,562
DOLE brand	76,570	76,570
Property, plant and equipment	110,109	132,410
Operating lease right-of-use assets	54,581	43,349
Accounts payable and accrued liabilities	7,056	3,790
Pension and postretirement benefits	18,791	1,800
Investments in unconsolidated affiliates	369	172
Other	13,408	2,641
Total deferred tax liabilities	300,329	281,294
Offset against deferred tax assets	(156,953)	(135,605)
Total deferred tax liabilities, net	$143,376	$145,689
As of December 31, 2022, Dole had approximately $1.0 billion of operating loss carryforwards expiring as follows:

	Ireland	U.S.	Foreign (excluding U.S. and Ireland)	Total

	(U.S. Dollars in thousands)
2023	$—	$26,239	$16,188	$42,427
2024	—	33,067	5,473	38,540
2025	—	24,734	180	24,914
2026	—	12,742	29	12,771
2027	—	15,387	1,350	16,737
2028-2039	—	258,333	7,100	265,433
Indefinite	29,258	477,937	93,204	600,399
Total	$29,258	$848,439	$123,524	$1,001,221
As of December 31, 2022, U.S. state tax credit carryforwards of $9.6 million include $9.5 million which will expire between 2023 and 2028 and $0.1 million which can be carried forward indefinitely. In addition, Dole has $1.5 million of U.S. federal foreign tax credit carryforwards. If unused, $0.7 million will expire in 2029, $0.1 million will expire in 2030, $0.5 million will expire in 2031, and $0.2 million will expire in 2032.
The following table presents the movement in the valuation allowance for the years ended December 31, 2022 and December 31, 2021:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$16,395
Changes on acquisition/disposal	80,394
Increase recognized in the income statement	4,384
Decrease recognized in the income statement	(3,418)
Translation adjustments	(4,550)
Balance as of December 31, 2021	93,205
Changes on acquisition/disposal	(723)
Increase recognized in the income statement	7,675
Decrease recognized in the income statement	(2,492)
Changes in other comprehensive income	(234)
Translation adjustments	(1,247)
Balance as of December 31, 2022	$96,184
The valuation allowance increased by $3.0 million in the year ended December 31, 2022 and by $76.8 million in the year ended December 31, 2021. The 2022 increase includes an additional $7.7 million recognized in the consolidated statements of operations, partially offset by a decrease of $2.5 million recognized in the consolidated statements of operations. This net increase was partially offset by a decrease of $0.7 million from adjustments related to the acquisition of Legacy Dole and a disposition of a subsidiary. Additionally, a decrease of $0.2 million related to changes in other comprehensive income and $1.2 million of exchange rate translation adjustments partially offset the increase through the consolidated statements of operations.
Dole is an Irish holding company that operates a significant number of foreign subsidiaries. As of December 31, 2022, the Company had not recognized a deferred tax liability on approximately $617.1 million of undistributed earnings for certain foreign subsidiaries, because these earnings are intended to be indefinitely reinvested. If such earnings were distributed, some countries may impose additional taxes. The unrecognized deferred tax liability (the amount payable if distributed) is approximately $36.2 million. Dole recognizes deferred tax assets on potential foreign tax credits expected to be generated by the repatriation of undistributed earnings only when the repatriation has occurred or is apparent to occur in the foreseeable future.
A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties) is as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$12,699
Changes on acquisition/disposal	52,341
Increases due to tax positions taken in the current year	1,004
Decreases due to lapse of statute of limitations	(17,056)
Translation adjustments	(907)
Balance as of December 31, 2021	48,081
Settlements	(1,047)
Decreases due to lapse of statute of limitations	(35,694)
Translation adjustments	(607)
Balance as of December 31, 2022	$10,733
The total of unrecognized tax benefits was $10.7 million and $48.1 million as of December 31, 2022 and December 31, 2021, respectively. If recognized, it is estimated that Dole’s effective tax rate would be affected by additional income tax benefit of $7.3 million and $43.3 million as of December 31, 2022 and December 31, 2021, respectively. At this time, Dole believes that it is reasonably possible that the total amount of unrecognized tax benefits could decrease within the next twelve months by approximately $0.9 million related to the deduction of employee benefit matters, as a result of the lapse of the statute of limitations. The Company recognizes interest and penalties related to income taxes in the income statement. Dole recognized a benefit of $4.4 million and of $4.9 million, respectively, for interest and penalties for the years ended December 31, 2022 and December 31, 2021. A liability was recognized for accrued interest and penalties of $5.2 million and $10.3 million as of December 31, 2022 and December 31, 2021, respectively.The tax years 2018 to 2022 remain subject to examination by taxing authorities in the United States. The tax years 2018 to 2022 remain subject to examination by taxing authorities in the U.K. The tax years 2018 to 2022 remain subject to examination by taxing authorities in Ireland, Costa Rica, Ecuador, Germany and Guatemala. The tax years 2017 to 2022 remain subject to examination by taxing authorities in Sweden and Denmark.